Issuances of Common Shares and Warrants	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Issuances of Common Shares and Warrants
Issuances of Common Shares and Warrants

12. Issuances of Common Shares and Warrants

During the nine months ended May 31, 2025, the Company completed the following issuances of common shares and warrants:

1.

On April 28, 2025, the Company, pursuant to a Securities Purchase Agreement, issued 2,000,000 shares of common stock at a purchase price of $1.00 per share for gross proceeds of $2.0 million. Share issuance costs of $0.3 million were charged to additional paid in capital. The shares were registered pursuant to a take down of the Company’s Form S-3 registration statement.  We also issued the placement agent warrants to purchase up to 70,000 shares for a period of five years at an exercise price of $1.25 per share.

2.

In February 2025, the Company sold 6,585 shares of common stock through an At the Market (ATM) offering for net proceeds of $11,720. Share issuance costs related to the ATM offering of $94,000 have been deferred pending termination of the offering.

3.	On January 7, 2025 the Company issued 100,000 Restricted Stock Awards (“RSA’s”) with a fair value of $224,000 and having a vesting period of six months to its Strategic Executive Consultant.

4.

On October 16, 2024, the Company, pursuant to a Securities Purchase Agreement, issued 1,633,987 shares of common stock at a purchase price of $3.06 per share for gross and net proceeds of $5.0 million and $4.5 million, respectively.  Concurrently, the Company issued, by way of a private placement transaction, 4,551,019 share purchase warrants, entitling the holder thereof to purchase up to 4,551,019 shares of common stock at a price of $3.06 per share for a period of five years from January 14, 2025, the date of shareholder approval for such warrant issuance.  The shares were registered pursuant to a take down of the Company’s Form S-3 registration statement and the warrants and related warrant shares were registered pursuant to a Form S-3 registration statement  As part of the terms and conditions of the warrant issuance, the sole investor agreed to cancel the 2,917,032 share purchase warrants bearing an exercise price of $4.75 that were issued to them in the April 30, 2024 financing.  We also issued the placement agent warrants to purchase up to 57,190, for a period of five years from the date of issuance shares at an exercise price of $3.825 per share.

5.

In October 2024, the Company sold 8,402 shares of common stock through an At the Market (ATM) offering for gross proceeds of $26,146. Share issuance costs related to the ATM offering of $144,812 were charged to additional paid in capital.

A continuity schedule for warrants for the nine months ended May 31, 2025, is presented below:

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2024	5,931,649	$5.50
Issued	4,678,209	3.04
Cancelled/Expired	(3,311,687)	5.90
Balance, May 31, 2025	7,298,171	$3.75

A summary of warrants outstanding as of May 31, 2025, is presented below:

Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life ~in years~

1,719,828	$6.58	0.63
483,750	0.95	2.95
314,287	2.31	3.72
102,097	5.94	3.72
4,551,019	3.06	4.63
57,190	3.83	4.63
70,000	1.25	4.90
7,298,171	$3.75	3.52

Stock Options

The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,745,259 stock options, restricted stock awards or restricted stock units to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula.

Stock options currently granted must be exercised within five years from the date of grant or such lesser period as determined by the Company’s board of directors. The vesting terms of each grant are also set by the board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the date of grant.

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance August 31, 2023	446,936	$3.32	3.25	$3,600
Cancelled/expired	(196,000)	2.94	4.27	-
Exercised	(2,500)	1.15	4.16	-
Granted	696,500	2.91	4.63	-
Balance August 31, 2024	944,936	$3.11	3.64	$971,959
Cancelled/expired	(47,001)	7.78	0.75	-
Granted	586,500	1.41	4.84	-
Balance May 31, 2025 (outstanding)	1,484,435	$2.29	3.74	$3,000
Balance May 31, 2025 (exercisable)	1,280,889	$2.10	3.65	$3,000

On October 1, 2024, the Company granted a total of 62,000 options to two employees with an exercise price of $3.17 and a term of five years.

On November 27, 2024, the Company granted a total of 20,000 options to two Scientific Advisory Board members with an exercise price of $2.10 and a term of five years.

On December 9, 2024, the Company granted 10,000 options to a Scientific Advisory Board member with an exercise price of $2.42 and a term of five years.

On January 13, 2025, the Company granted an aggregate of 50,000 options to a Scientific Advisory Board member and a consultant with an exercise price of $2.07 and a term of five years.

On May 15, 2025, the Company granted a total of 444,500 options with an exercise price of $1.04 and a term of five years to its directors, officers and employees.

The fair value of stock options granted in the nine months ended May 31, 2025, were estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

May 31, 2025
Expected volatility	94-98%
Risk-free interest rate	3.57-4.18%
Expected life	2.50 years
Dividend yield	0.00%
Estimated fair value per option	$0.62-$1.72

Stock-based compensation expense for the nine-month periods ended May 31, 2025, and May 31, 2024, was $736,770 and $395,726, respectively.

As of May 31, 2025, the total unrecognized non-cash compensation costs are $498,642 related to 203,546 non-vested stock options with a $3.46 weighted average exercise price and the restricted stock award issued on January 7, 2025. These costs are expected to be recognized over a weighted average period of 1.41 years.

12. Common Shares and Warrants

Fiscal 2024 Activity

During the year ended August 31, 2024, the Company entered into Securities Purchase Agreements whereby on February 16, 2024, the Company issued 1,444,741 shares of common stock and 113,702 pre-funded warrants in a registered direct offering. The Company also sold to investors, warrants to purchase up to 1,558,443 shares of common stock. The combined effective offering price for each share of common stock and accompanying warrant was $2.31. The warrants will expire five years from the issuance date, and have an exercise price of $2.185 per share. The Company also agreed to partially compensate the placement agent through the issuance of warrants to purchase up to 54,546 shares of common stock. Such warrants will expire five years from the issuance date, and have an exercise price of $2.8875 per share. The net proceeds to the Company from the registered direct offering was $3.0 million, after deducting placement agent fees and other offering expenses paid by the Company. As of August 31, 2024, 1,298,702 warrants had been exercised. In addition, all 113,702 pre-funded warrants had been exercised for gross proceeds of $11.

During the year ended August 31, 2024, the Company also entered into a securities purchase agreement with a single healthcare-focused institutional investor to purchase 889,272 shares of common stock and 729,058 pre-funded warrants in a registered direct offering. In a concurrent private placement, the Company also sold to the investor, warrants to purchase up to 1,618,330 shares of common stock. The combined effective offering price for each share of common stock (or pre-funded warrant in lieu thereof) and accompanying warrant was $0.97 (to note the pre-funded warrants were issued at a price of $0.9699 and have an exercise price of $0.0001). The warrants will become exercisable six months from issuance, expire five and a half years from the issuance date, and have an exercise price of $0.97 per share. The net proceeds to the Company from the registered direct offering and concurrent private placement were $1.25 million, after deducting placement agent fees and other offering expenses payable by the Company. To date all of the pre-funded warrants have been exercised, resulting in the issuance by the Company of an aggregate 729,058 common shares for gross proceeds of $73. Further, all 1,618,330 warrants had been exercised by August 31, 2024.

On April 30 2024, the Company entered into a Warrant Exercise Agreement with an existing accredited investor (the "Investor”) to exercise in full outstanding Common Stock Purchase Warrants (the "Exercise”) to purchase up to an aggregate of 2,917,032 shares of the Company’s common stock (the "Existing Warrant”) for gross proceeds of $4,407,444. Immediately upon full exercise of the Existing Warrant, the Investor received a new unregistered Common Stock Purchase Warrant to purchase up to an aggregate of 2,917,032 shares of the Company’s common stock (the "New Warrant”). The New Warrant was issued to the Investor for consideration of $0.125 per share for additional gross proceeds of $364,629.  In addition, 102,097 warrants with an exercise price of $5.9375 were issued as part of a tail commission. Placement agent fees and other offering expenses in the amount of $209,796 were netted against the proceeds.

During the fiscal year ended August 31, 2024, the Company had warrant exercises resulting in the following share issuances:

1,622,250 common shares pursuant to the exercise of warrants that were issued under our May 11, 2023, financing, at an exercise price of $0.95 per share for gross proceeds of $1,541,137;

1,618,330 common shares pursuant to the exercise of warrants that were issued under our October 3, 2023, financing, at an exercise price of $0.97 per share for gross proceeds of $1,569,780;

729,058 common shares pursuant to the exercise of pre-funded warrants that were issued under our October 3, 2023, financing, at an exercise price of $0.0001 per share for gross proceeds of $73 dollars;

1,298,702 common shares pursuant to the exercise of warrants that were issued under our February 16, 2024, financing, at an exercise price of $2.185 per share for gross proceeds of $2,837,664; and

113,702 common shares pursuant to the exercise of pre-funded warrants that were issued under our February 16, 2024, financing, at an exercise price of $0.0001 per share for gross proceeds of $11 dollars.

During the year ended August 31, 2024, 300,000 warrants expired.

Presented below is a continuity schedule for warrants:

	Number of Warrants	Weighted Average Exercise Price $
Balance, August 31, 2022	2,421,983	8.04
Cancelled/expired	(7,500)	24.00
Issued	2,106,000	0.95
Balance, August 31, 2023	4,520,483	4.71
Issued	7,093,208	2.76
Expired	(300,000)	7.67
Exercised	(5,382,042)	1.11
Balance, August 31, 2024	5,931,649	5.50

Presented below is a summary of warrants outstanding as of August 31, 2024:

Number of Warrants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life in Years
60,798	36.00	0.20-0.24
317,190	10.50	0.68-0.69
16,667	9.00	0.54
1,719,828	6.58	1.38
483,750	0.95	3.70
314,287	2.31	4.47
2,917,032	4.75	4.47
102,097	5.94	4.47
5,931,649	5.50	3.25

Fiscal 2023 Activity

During the year ended August 31, 2023, the Company completed the following issuances of common shares and warrants:

1.	34,652 shares were sold pursuant to an at-the-market offering ("ATM”) for gross proceeds of $114,456. Offering costs netted against proceeds amounted to $125,122.

2

2,106,000 units were sold at a price of $0.95 per unit, with each unit consisting of one common share and one warrant exercisable to purchase an additional common share at $0.95 per share, for net proceeds of $1,600,397. The 2,106,000 warrants are exercisable for a period of five (5) years.

No warrants have been exercised and 7,500 warrants expired during the year ended August 31, 2023.